Portfolio of Investments
Columbia Variable Portfolio – Disciplined Core Fund, March 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.3%
Issuer	Shares	Value ($)
Communication Services 11.0%
Diversified Telecommunication Services 0.9%
Verizon Communications, Inc.	703,840	40,928,296
Entertainment 0.6%
Activision Blizzard, Inc.	253,800	23,603,400
Interactive Media & Services 8.7%
Alphabet, Inc., Class A(a)	105,600	217,802,112
Facebook, Inc., Class A(a)	554,300	163,257,979
Total		381,060,091
Media 0.8%
Interpublic Group of Companies, Inc. (The)	954,900	27,883,080
News Corp., Class A	289,100	7,351,813
Total		35,234,893
Total Communication Services		480,826,680
Consumer Discretionary 12.3%
Automobiles 0.6%
Tesla Motors, Inc.(a)	37,800	25,247,754
Hotels, Restaurants & Leisure 1.2%
Darden Restaurants, Inc.	126,500	17,963,000
Hilton Worldwide Holdings, Inc.(a)	179,600	21,717,232
McDonald’s Corp.	52,000	11,655,280
Total		51,335,512
Household Durables 1.9%
Lennar Corp., Class A	255,200	25,833,896
PulteGroup, Inc.	1,108,500	58,129,740
Total		83,963,636
Internet & Direct Marketing Retail 3.6%
Amazon.com, Inc.(a)	37,300	115,409,184
Etsy, Inc.(a)	207,700	41,886,859
Total		157,296,043
Multiline Retail 1.6%
Target Corp.	368,000	72,889,760
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialty Retail 3.4%
Best Buy Co., Inc.	491,800	56,463,558
Home Depot, Inc. (The)	63,200	19,291,800
Lowe’s Companies, Inc.	383,000	72,838,940
Total		148,594,298
Total Consumer Discretionary		539,327,003
Consumer Staples 5.9%
Food & Staples Retailing 1.6%
Kroger Co. (The)	1,885,800	67,869,942
Food Products 0.4%
General Mills, Inc.	201,100	12,331,452
Kraft Heinz Co. (The)	153,800	6,152,000
Total		18,483,452
Household Products 1.0%
Kimberly-Clark Corp.	87,850	12,215,542
Procter & Gamble Co. (The)	243,000	32,909,490
Total		45,125,032
Tobacco 2.9%
Altria Group, Inc.	1,760,800	90,082,528
Philip Morris International, Inc.	428,000	37,980,720
Total		128,063,248
Total Consumer Staples		259,541,674
Energy 2.8%
Energy Equipment & Services 0.2%
NOV, Inc.(a)	673,000	9,233,560
Oil, Gas & Consumable Fuels 2.6%
Chevron Corp.	98,700	10,342,773
EOG Resources, Inc.	763,800	55,398,414
HollyFrontier Corp.	1,023,500	36,620,830
Kinder Morgan, Inc.	627,800	10,452,870
Total		112,814,887
Total Energy		122,048,447
Columbia Variable Portfolio – Disciplined Core Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Disciplined Core Fund, March 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 10.9%
Banks 4.3%
Citigroup, Inc.	1,224,700	89,096,925
Citizens Financial Group, Inc.	1,732,400	76,485,460
JPMorgan Chase & Co.	49,400	7,520,162
Regions Financial Corp.	668,000	13,800,880
Total		186,903,427
Capital Markets 4.4%
BlackRock, Inc.	110,900	83,614,164
Morgan Stanley	522,100	40,546,286
S&P Global, Inc.	80,800	28,511,896
T. Rowe Price Group, Inc.	248,800	42,694,080
Total		195,366,426
Insurance 2.2%
Allstate Corp. (The)	672,400	77,258,760
Arthur J Gallagher & Co.	102,400	12,776,448
MetLife, Inc.	91,400	5,556,206
Total		95,591,414
Total Financials		477,861,267
Health Care 13.1%
Biotechnology 1.8%
AbbVie, Inc.	370,156	40,058,282
Biogen, Inc.(a)	20,069	5,614,303
BioMarin Pharmaceutical, Inc.(a)	149,800	11,311,398
Vertex Pharmaceuticals, Inc.(a)	110,938	23,839,467
Total		80,823,450
Health Care Equipment & Supplies 2.8%
Abbott Laboratories	766,300	91,833,392
Dentsply Sirona, Inc.	437,970	27,946,865
Hologic, Inc.(a)	50,800	3,778,504
Total		123,558,761
Health Care Providers & Services 2.9%
Cardinal Health, Inc.	216,900	13,176,675
HCA Healthcare, Inc.	307,200	57,858,048
Humana, Inc.	59,100	24,777,675
McKesson Corp.	153,700	29,977,648
Total		125,790,046
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 5.6%
Bristol-Myers Squibb Co.	1,380,100	87,125,713
Johnson & Johnson	345,600	56,799,360
Merck & Co., Inc.	60,200	4,640,818
Pfizer, Inc.	2,626,400	95,154,472
Total		243,720,363
Total Health Care		573,892,620
Industrials 9.0%
Air Freight & Logistics 1.2%
United Parcel Service, Inc., Class B	326,100	55,433,739
Airlines 0.3%
Delta Air Lines, Inc.(a)	120,100	5,798,428
Southwest Airlines Co.(a)	111,000	6,777,660
Total		12,576,088
Construction & Engineering 1.0%
Quanta Services, Inc.	506,500	44,561,870
Electrical Equipment 1.5%
Eaton Corp. PLC	473,200	65,434,096
Machinery 3.7%
Deere & Co.	258,300	96,640,362
Parker-Hannifin Corp.	142,400	44,917,232
Snap-On, Inc.	87,200	20,120,528
Total		161,678,122
Professional Services 0.4%
Robert Half International, Inc.	211,700	16,527,419
Road & Rail 0.9%
Norfolk Southern Corp.	148,600	39,902,072
Total Industrials		396,113,406
Information Technology 26.4%
Communications Equipment 2.3%
Cisco Systems, Inc.	1,960,700	101,387,797
IT Services 3.4%
Accenture PLC, Class A	32,800	9,061,000
MasterCard, Inc., Class A	297,200	105,818,060
VeriSign, Inc.(a)	169,780	33,745,473
Total		148,624,533

2	Columbia Variable Portfolio – Disciplined Core Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Disciplined Core Fund, March 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 4.6%
Advanced Micro Devices, Inc.(a)	285,800	22,435,300
Applied Materials, Inc.	67,800	9,058,080
Broadcom, Inc.	207,000	95,977,620
Intel Corp.	1,198,500	76,704,000
Total		204,175,000
Software 10.3%
Adobe, Inc.(a)	123,500	58,708,195
Autodesk, Inc.(a)	277,600	76,936,840
Cadence Design Systems, Inc.(a)	60,400	8,274,196
Fortinet, Inc.(a)	447,100	82,454,182
Microsoft Corp.	950,900	224,193,693
Total		450,567,106
Technology Hardware, Storage & Peripherals 5.8%
Apple, Inc.(b)	2,077,300	253,742,195
Total Information Technology		1,158,496,631
Materials 2.6%
Chemicals 1.9%
Dow, Inc.	1,296,000	82,866,240
Containers & Packaging 0.2%
International Paper Co.	157,500	8,516,025
Metals & Mining 0.5%
Newmont Corp.	250,000	15,067,500
Nucor Corp.	117,200	9,407,644
Total		24,475,144
Total Materials		115,857,409
Real Estate 2.2%
Equity Real Estate Investment Trusts (REITS) 2.2%
Equinix, Inc.	33,700	22,902,183
Public Storage	26,200	6,465,112
Weyerhaeuser Co.	1,846,100	65,721,160
Total		95,088,455
Total Real Estate		95,088,455
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 2.1%
Electric Utilities 1.5%
Exelon Corp.	382,700	16,739,298
NRG Energy, Inc.	1,335,700	50,395,961
Total		67,135,259
Independent Power and Renewable Electricity Producers 0.5%
AES Corp. (The)	748,400	20,064,604
Multi-Utilities 0.1%
DTE Energy Co.	45,300	6,031,242
Total Utilities		93,231,105
Total Common Stocks (Cost $3,188,345,744)		4,312,284,697

Money Market Funds 1.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.067%(c),(d)	74,988,668	74,981,170
Total Money Market Funds (Cost $74,981,170)		74,981,170
Total Investments in Securities (Cost: $3,263,326,914)		4,387,265,867
Other Assets & Liabilities, Net		390,690
Net Assets		4,387,656,557

At March 31, 2021, securities and/or cash totaling $7,994,718 were pledged as collateral.
Columbia Variable Portfolio – Disciplined Core Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Disciplined Core Fund, March 31, 2021 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	437	06/2021	USD	86,687,690	871,824	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2021.
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.067%
	79,402,628	111,839,536	(116,260,994)	—	74,981,170	—	17,515	74,988,668
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Variable Portfolio – Disciplined Core Fund | Quarterly Report 2021

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1QT7004_03_L01_(03/21)